Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 7 – COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases various office spaces under
non-cancellable
operating leases expiring through 2029. Rent expense for the three months ended September 30, 2021 and 2020 was $0.6 million and $0.7 million, respectively. Rent expense for both the nine months ended September 30, 2021 and 2020 was $2.0 million.
The future minimum lease payments under operating leases as of September 30, 2021 for the next five years is as follows:

(in ‘000)	Amount
From October 1, 2021 to December 31, 2021	$781
2022	2,437
2023	1,448
2024	1,076
2025	749
Thereafter	2,157

Total	$8,648

Off-Balance-Sheet
Credit Exposures
The Company has standby letters of credit and bank guarantees of $0.4 million as of September 30, 2021 and December 31, 2020, respectively. These contingent liabilities are secured by highly liquid instruments included in restricted cash.
Purchase Obligations
The Company has vendor commitments primarily relating to carrier and open purchase obligations that the Company incurs in the ordinary course of business. As of September 30, 2021, the purchase commitments were as follows:

(in ‘000)	Amount
From October 1, 2021 to December 31, 2021	$15,195
2022	6,871
2023	1,286
2024	1,286
2025	1,286

Total	$25,924

Legal Proceedings
From time to time, the Company is involved in litigation arising out of the ordinary course of our business. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which the Company or any of the Company’s subsidiaries are a party or of which any of the Company or the Company’s subsidiaries’ property is subject.

NOTE 9 – COMMITMENTS AND CONTINGENCIES
Operating Leases
The Company leases various office spaces under
non-cancellable
operating leases expiring through 2026. Rent expense for the years ended December 31, 2020 and 2019 was $2.5 million and $2.3 million, respectively.
The future minimum lease payments under operating leases as of December 31, 2020 for the next five years and thereafter is as follows:

(in ‘000)	Amount
2021	$2,401
2022	1,895
2023	942
2024	566
2025	218

Total	$6,022

Capital Leases
The Company has capital lease obligations in the Netherlands for hardware and software leases. Payments range from $667 to $43,146 per month with maturity dates that expire from March 2021 to May 2025.
The future minimum lease payments under capital leases as of December 31, 2020 for the next five years is as follows:

(in ‘000)	Amount
2021	$903
2022	243
2023	155
2024	130
2025	30

Total minimum lease payments	$1,461
Interest expense	(97)

Total	$1,364

Off-Balance-Sheet
Credit Exposures
The Company has standby letters of credit and bank guarantees of $0.4 million and $0.4 million for the years ended December 31, 2020 and 2019, respectively. These contingent liabilities are secured by highly liquid instruments included in restricted cash.
Purchase Obligations
The Company has vendor commitments primarily relating to connectivity services that the

Company incurs in the ordinary course of business. As of December 31, 2020, the purchase commitments were as follows:

(in ‘000)	Amount
2021	$24,317
2022	8,351
2023	1,351
2024	1,351
2025	1,351

Total	$36,721

The Company previously entered into a purchase commitment with
T-Mobile
US, Inc.
(“T-Mobile”)
as a part of the Wyless, Inc. acquisition in fiscal year 2014. Due to product pricing becoming less competitive compared to competitors, the Company negotiated with
T-Mobile
and was able to extinguish the agreement during the year ended December 31, 2019. This purchase commitment extinguishment resulted in a gain of $2.3 million which the Company recorded under cost of connectivity in the consolidated statement of operations.
Legal Proceedings
From time to time, the Company is involved in litigation arising out of the ordinary course of our business. There are no material legal proceedings, other than ordinary routine litigation incidental to the business, to which the Company or any of the Company’s subsidiaries are a party or of which any of the Company or the Company’s subsidiaries’ property is subject.